STEIN ROE INTERMEDIATE MUNICIPALS FUND
                                                   Class A, B and C
                                                     (the "Fund")

                                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2000
                                               -----------------------

As of January 29, 2001, the Fund is closed to purchases by new investors. Existing shareholders may continue to purchase additional shares of the Fund. Shareholders may also exchange shares of the Fund for the same share class of other funds distributed by Liberty Funds Distributor, Inc.
















770-36/978E-0201                                     February 1, 2001

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND
                                  (the "Fund")

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2000
                            -----------------------

As of January 29, 2001, the current shares of the Fund will be redesignated Class S shares. Like the existing shares from which they are being converted, these Class S shares are no-load shares carrying no sales charge or 12b-1 fee.
















                                                      February 1, 2001









DIR-36/921E-0201